Expense Example (, (Asia Pacific Total Return Bond Fund), Class A, USD $)	0 Months Ended
Jan. 03, 2014
| (Asia Pacific Total Return Bond Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 1,881
Expense Example, with Redemption, 3 Years	4,360
Expense Example, with Redemption, 5 Years	6,308
Expense Example, with Redemption, 10 Years	$ 9,538